Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies [Abstract]
Commitments and contingencies
29.	Commitments and contingencies

Operating lease commitments – Group as lessor

As of December 31, 2021, 2020 and 2019, the Group, as lessor, has a land lease with Compañía Minera Ares S.A.C. a related party of Inversiones ASPI S.A. This lease is annually renewable, and provided an annual rent of S/1,230,000, S/1,303,000 and S/344,000, respectively; see note 27.

Capital commitments

As of 31 December 2021 and 2020, the Group had no significant capital commitments.

Usufruct Concessions

In December 2013, the Company signed an agreement with a third party, related to the use of the Virrilá concession, to carry out other non-metallic mining activities related to cement production. This agreement has a term of maturity of 30 years, with fixed annual payments of US$600,000 for the first three years and variables to the rest of the contract. The related expense as of December 31, 2021, 2020 and 2019 amounted to S/7,280,000, S/5,918,000 and S/7,039,000 respectively, and was recognized as part of the cost of inventory production. As part of this agreement, the Company is required to pay an equivalent amount to S/ 4.5 each for each metric ton of calcareous extracted that is indexed by inflation after the first year of exploitation; the annual royalty may not be less than the equivalent to 850,000 metric tons since the beginning of the fourth year of production.

The Company signed with two third parties in October 2007, an agreement related to usufruct of the Bayovar 4 concession for an indefinite period to extract seashells and other minerals. As consequence, the Group made payments amounting to US$250,000 for each third party for the first five years and variable payments for the rest of the contract. The related expense as of December 31, 2021 and 2020 amounted to S/1,687,000 and S/1,547,000, respectively, and were recognized as part of the cost of inventory production. As part of this agreement, the Company is required to pay an equivalent amount to US$5.1 to each third party for every metric ton of calcareous extracted, with the minimum production level for the calculation of 20,000 metric tons every six months since the beginning of the sixth year of production.

Mining royalty

According with the Royalty Mining Law in force since October 1, 2011, the royalty for the exploitation of metallic and nonmetallic resources is payable on a quarterly basis in an amount equal to the greater of: (i) an amount determined in accordance with a statutory scale of rates based on operating profit margin that is applied to the quarterly operating profit, adjusted by certain items, and (ii) 1% of net sales, in each case during the applicable quarter. These amounts are estimated based on the unconsolidated financial statements of Cementos Pacasmayo S.A.A. and the subsidiaries affected by this mining royalty, prepared in accordance with IFRS. Mining royalty payments will be deductible for income tax purposes in the fiscal year in which such payments are made.

Mining royalty expense paid to the Peruvian Government for 2021, 2020 and 2019 amounted to S/990,000, S/555,000 and S/1,012,000 and, respectively, and is recognized as part of the cost of inventory production.

Tax situation

The Company is subject to Peruvian tax law. As of December 31, 2021, 2020 and 2019, the income tax rate is 29.5 percent of the taxable profit after deducting employee participation, which is calculated at a rate of 8 to 10 percent of the taxable income.

For purposes of determining income tax, transfer pricing transactions with related companies and companies resident in territories with low or no taxation, must be supported with documentation and information on the valuation methods used and the criteria considered for determination. Based on the operations of the Group, Management and its legal advisors believe that as a result of the application of these standards will not result in significant contingencies for the Group as of December 31, 2021 and 2020.

The tax authority has the power to review and, if applicable, correct the income tax calculated by each company in the four years after the year of filing the tax return.

It should be noted that of January 1, 2019, a series of tax benefits for Loreto region was eliminated, eliminating the tax refund of the Value Added Tax and the exemption of the Value Added Tax for the importation of goods that are destined for consumption in the Amazon.

The statements of income tax and Value added tax corresponding to the years indicated in the attached table are subject to review by the tax authorities:

Years open to review by Tax Authority
Entity	Income tax	Value-added tax

Cementos Pacasmayo S.A.A.	2017-2021	Dec. 2017-2021
Cementos Selva S.A.	2017-2021	Dec. 2017-2021
Distribuidora Norte Pacasmayo S.R.L.	2017-2021	Dec. 2017-2021
Empresa de Transmisión Guadalupe S.A.C.	2017-2021	Dec. 2017-2021
Salmueras Sudamericanas S.A.	2017-2021	Dec. 2017-2021
Calizas del Norte S.A.C. (on liquidation)	2017-2021	Dec. 2017-2021
Soluciones Takay S.A.C.	2019-2021	May to Dec.2019-.2021

Due to possible interpretations that the tax authority may give to legislation in effect, it is not possible to determine whether or not any of the tax audits will result in increased liabilities for the Group. For that reason, tax or surcharge that could arise from future tax audits would be applied to the income of the period in which it is determined. However, in management’s opinion and legal advisors, any possible additional payment of taxes would not have a material effect on the consolidated financial statements as of December 31, 2021 and 2020.

Environmental matters

The Group’s exploration and exploitation activities are subject to environmental protection standards.

Environmental remediation -

Law No. 28271 regulates environmental liabilities in mining activities. This Law has the objectives of ruling the identification of mining activity’s environmental liabilities and financing the remediation of the affected areas. According to this law, environmental liabilities refer to the impact caused to the environment by abandoned or inactive mining operations.

In compliance with the above-mentioned laws, the Group presented environmental impact studies (EIS), declaration of environmental studies (DES) and Environmental Adaptation and Management Programs (EAMP) for its mining concessions.

The Peruvian authorities approved the EIS and EAMP presented by the Group for its mining concessions and exploration projects. A detail of plans and related expenses approved is presented as follows:

Project unit	Resource	Resolution Number	Year of approval	Program approved	Operating year expense
					2021	2020	2019
					S/(000)	S/(000)	S/(000)

Rioja	Limestone	RD186-2014-PRODUCE/DVMYPE-I/DIGGAM	2014	EIA	713	315	244
Tembladera	Limestone	RD304-18-PRODUCE/DVMYPE-I/DIGAAMI	2018	PAMA	298	237	189

					1,011	552	433

As of December 31, 2021 and 2020, the Group had no liabilities related to environmental remediation expenses because all were liquid before the end of the year.

Quarry rehabilitation provision -

Additionally, Law No. 28090 regulates the obligations and procedures that must be met by the holders of mining activities for the preparation, filing and implementation of Quarries Closure Plans, as well as the establishment of the corresponding environmental guarantees to secure fulfillment of the investments that this includes, subject to the principles of protection, preservation and recovery of the environment. In connection with this obligation, as of December 31, 2021 and 2020, the Group maintains a provision for the closing of the quarries exploited in operations amounting to S/11,036,000 and S/10,161,000, respectively. The Group believes that this liability is adequate to meet the current environmental protection laws approved by the Ministry of Energy and Mines, refer to note 15.

Legal claim contingency

The Group has received claims from third parties in relation with its operations which in aggregate represent S/3,963,000. From this total amount, S/3,367,000 corresponded to labor claims from former employees; and S/596,000 is related to the tax assessments received from the tax administration corresponding to the 2009 tax period, which was reviewed by the tax authority during 2012.

Management expects that these claims will be resolved within the next five years based on prior experience; however, the Group cannot assure that these claims will be resolved within this period because the authorities do not have a maximum term to resolve cases. The Group has been advised by its legal counsel that it is only possible, but not probable, that these actions will succeed.